Insurance Contracts and Private Pension - Summary of Changes in Technical Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	R$ 2,858	R$ 2,310
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	209,215	215,233
Redemptions and Other Unsettled Amounts (PVR)	377	348
Financial surplus (PEF)	692	657
Unsettled claims (PSL)	585	583
Claims / events incurred but not reported (IBNR)	361	316
Related Expenses (PDR)	94	117
Other provisions	794	1,436
Total	214,976	221,000
Current	3,643	3,063
Non-current	211,333	217,937
Opening balance	221,000	218,334
Additions arising from premiums / contributions	14,782	14,565
Deferral due to elapsed risk	(4,563)	(4,221)
Payment of claims / benefits	(1,971)	(1,627)
Reported claims	1,534	1,322
Redemptions	(16,872)	(15,431)
Net Portability	(3,417)	563
Adjustment of reserves and financial surplus	5,023	7,849
Other (increase / reversal)	(544)	(133)
Corporate Reorganization	4	(221)
Closing balance	214,976	221,000
Insurance [member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	2,846	2,298
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	19	17
Redemptions and Other Unsettled Amounts (PVR)	19	16
Financial surplus (PEF)	1	2
Unsettled claims (PSL)	506	515
Claims / events incurred but not reported (IBNR)	334	294
Related Expenses (PDR)	29	29
Other provisions	129	132
Total	3,883	3,303
Current	3,102	2,537
Non-current	781	766
Opening balance	3,303	3,688
Additions arising from premiums / contributions	5,106	4,176
Deferral due to elapsed risk	(4,563)	(4,221)
Payment of claims / benefits	(1,598)	(1,263)
Reported claims	1,534	1,322
Redemptions		0
Adjustment of reserves and financial surplus	14	12
Other (increase / reversal)	83	(190)
Corporate Reorganization	4	(221)
Closing balance	3,883	3,303
Private Pension [Member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	12	12
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	209,196	215,216
Redemptions and Other Unsettled Amounts (PVR)	358	332
Financial surplus (PEF)	691	655
Unsettled claims (PSL)	79	68
Claims / events incurred but not reported (IBNR)	27	22
Related Expenses (PDR)	65	88
Other provisions	665	1,304
Total	211,093	217,697
Current	541	526
Non-current	210,552	217,171
Opening balance	217,697	214,646
Additions arising from premiums / contributions	9,676	10,389
Payment of claims / benefits	(373)	(364)
Redemptions	(16,872)	(15,431)
Net Portability	(3,417)	563
Adjustment of reserves and financial surplus	5,009	7,837
Other (increase / reversal)	(627)	57
Closing balance	R$ 211,093	R$ 217,697